UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04304

Exact name of registrant as specified in charter:	Delaware Group® Government Fund

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	October 31, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Emerging Markets Debt Fund	October 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 73.78%Δ
Argentina – 3.88%
Rio Energy 144A 6.875% 2/1/25 #	225,000	$177,750
Tecpetrol 144A 4.875% 12/12/22 #	335,000	306,528
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	170,000	160,227
YPF
144A 7.00% 12/15/47 #	150,000	114,480
144A 47.833% (BADLARPP + 4.00%) 7/7/20 #●	170,000	74,375
		833,360
Australia – 1.39%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	340,000	299,068
		299,068
Bahrain – 1.07%
Oil and Gas Holding 144A 7.625% 11/7/24 #	230,000	230,000
		230,000
Brazil – 12.20%
Aegea Finance 144A 5.75% 10/10/24 #	200,000	193,500
Banco do Brasil 144A 4.875% 4/19/23 #	315,000	308,762
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	315,000	291,375
Cemig Geracao e Transmissao 144A 9.25% 12/5/24 #	270,000	288,698
CSN Resources 144A 7.625% 2/13/23 #	205,000	190,140
ESAL 144A 6.25% 2/5/23 #	200,000	197,500
JBS USA LUX 144A 6.75% 2/15/28 #	120,000	117,150
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	203,000
Petrobras Global Finance
7.25% 3/17/44	105,000	101,653
7.375% 1/17/27	130,000	135,181
Rede D’or Finance 144A 4.95% 1/17/28 #	200,000	177,852
Suzano Austria
144A 6.00% 1/15/29 #	200,000	204,000
144A 7.00% 3/16/47 #	200,000	209,600
		2,618,411
Chile – 4.60%
AES Gener 144A 8.375% 12/18/73 #µ	200,000	203,168
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	200,000	178,875
Enel Chile 4.875% 6/12/28	205,000	203,668
Geopark 144A 6.50% 9/21/24 #	200,000	199,750
VTR Finance 144A 6.875% 1/15/24 #	200,000	203,250
		988,711
China – 3.74%
Baidu 4.375% 3/29/28	215,000	209,111
Bank of China 144A 5.00% 11/13/24 #	205,000	209,149
BOC Aviation 144A 2.375% 9/15/21 #	200,000	190,950

NQ-227 [10/18] 12/18 (686202)     1

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
China (continued)
JD.com 3.125% 4/29/21	200,000	$192,878
		802,088
Colombia – 0.99%
Frontera Energy 144A 9.70% 6/25/23 #	200,000	212,350
		212,350
Dominican Republic – 0.96%
AES Andres 144A 7.95% 5/11/26 #	200,000	205,750
		205,750
Georgia – 0.92%
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	196,628
		196,628
Ghana – 1.12%
Tullow Oil 144A 7.00% 3/1/25 #	245,000	240,431
		240,431
Guatemala – 0.96%
Comunicaciones Celulares via Comcel Trust 144A
6.875% 2/6/24 #	200,000	205,200
		205,200
Hong Kong – 1.22%
CK Hutchison International 17 144A 2.875% 4/5/22 #	270,000	261,977
		261,977
India – 1.69%
ICICI Bank 144A 4.00% 3/18/26 #	200,000	185,538
Vedanta Resources 144A 6.125% 8/9/24 #	200,000	177,469
		363,007
Indonesia – 0.82%
Perusahaan Listrik Negara 144A 5.25% 5/15/47 #	200,000	176,313
		176,313
Ireland – 0.94%
C&W Senior Financing 144A 7.50% 10/15/26 #	200,000	201,000
		201,000
Israel – 3.06%
Israel Chemicals 144A 6.375% 5/31/38 #	250,000	248,688
Israel Electric 144A 5.00% 11/12/24 #	200,000	202,500
Teva Pharmaceutical Finance Netherlands III
6.75% 3/1/28	200,000	204,865
		656,053
Jamaica – 0.58%
Digicel Group 144A 7.125% 4/1/22 #	200,000	125,500
		125,500

2     NQ-227 [10/18] 12/18 (686202)

(Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Kazakhstan – 1.83%
KazMunayGas National JSC 144A 6.375% 10/24/48 #	200,000	$203,639
KazTransGas JSC 144A 4.375% 9/26/27 #	200,000	189,326
		392,965
Kuwait – 1.14%
Equate Petrochemical 144A 3.00% 3/3/22 #	255,000	244,541
		244,541
Macau – 1.01%
Sands China 144A 5.125% 8/8/25 #	220,000	216,029
		216,029
Mexico – 6.13%
Banco Santander Mexico
144A 4.125% 11/9/22 #	150,000	147,113
144A 5.95% 10/1/28 #µ	205,000	205,662
Cydsa 144A 6.25% 10/4/27 #	200,000	186,902
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	200,000	197,500
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	240,000	202,711
Mexichem 144A 5.50% 1/15/48 #	220,000	194,042
Petroleos Mexicanos 6.75% 9/21/47	210,000	181,419
		1,315,349
Morocco – 1.32%
OCP 144A 4.50% 10/22/25 #	300,000	284,527
		284,527
Netherlands – 0.99%
Syngenta Finance 144A 5.182% 4/24/28 #	225,000	213,272
		213,272
Peru – 0.85%
Kallpa Generacion 144A 4.125% 8/16/27 #	200,000	183,502
		183,502
Republic of Korea – 0.93%
Woori Bank 144A 4.75% 4/30/24 #	200,000	200,248
		200,248
Russia – 3.99%
Gazprom OAO via Gaz Capital 144A 4.95% 3/23/27 #	260,000	248,816
Novolipetsk Steel via Steel Funding DAC 144A
4.00% 9/21/24 #	200,000	184,950
Phosagro OAO via Phosagro Bond Funding DAC 144A
3.95% 11/3/21 #	240,000	232,915
VEON Holdings 144A 4.95% 6/16/24 #	200,000	189,852
		856,533

NQ-227 [10/18] 12/18 (686202)     3

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate BondsΔ (continued)
Singapore – 1.15%
DBS Group Holdings 144A 4.52% 12/11/28 #µ	245,000	$248,010
		248,010
South Africa – 4.61%
Eskom Holdings SOC 144A 6.35% 8/10/28 #	200,000	193,330
Growthpoint Properties International 144A
5.872% 5/2/23 #	200,000	198,911
Myriad International Holdings 144A 4.85% 7/6/27 #	200,000	193,880
SASOL Financing USA
5.875% 3/27/24	200,000	201,727
6.50% 9/27/28	200,000	202,797
		990,645
Spain – 0.83%
Atento Luxco 1 144A 6.125% 8/10/22 #	180,000	177,300
		177,300
Turkey – 3.46%
Akbank T.A.S. 144A 7.20% 3/16/27 #µ	205,000	174,598
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	183,875
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	210,000	205,139
Turkiye Is Bankasi 144A 7.00% 6/29/28 #µ	240,000	179,170
		742,782
Ukraine – 2.82%
Kernel Holding 144A 8.75% 1/31/22 #	220,000	221,618
MHP 144A 7.75% 5/10/24 #	200,000	198,025
MHP LUX 144A 6.95% 4/3/26 #	200,000	185,224
		604,867
United Arab Emirates – 0.88%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	200,000	189,798
		189,798
Zambia – 1.70%
First Quantum Minerals
144A 7.25% 4/1/23 #	200,000	185,500
144A 7.50% 4/1/25 #	200,000	179,250
		364,750
Total Corporate Bonds (cost $16,613,538)		15,840,965

Loan Agreement – 1.53%
Republic of Angola 8.747% (LIBOR06M + 6.25%)
12/16/23 =●	350,625	328,956
Total Loan Agreement (cost $350,625)		328,956

4     NQ-227 [10/18] 12/18 (686202)

(Unaudited)

		Principal amount°	Value (US $)
Regional Bonds – 1.14%Δ
Argentina – 1.14%
Provincia de Cordoba
144A 7.125% 8/1/27 #		155,000	$119,507
144A 7.45% 9/1/24 #		150,000	126,001
Total Regional Bonds (cost $315,430)			245,508

Sovereign Bonds – 16.64%Δ
Argentina – 1.72%
Argentine Bonos del Tesoro 16.00% 10/17/23	ARS	467,000	11,773
Argentine Republic Government International Bond
5.625% 1/26/22		125,000	112,969
6.875% 1/11/48		330,000	245,025
			369,767
Bermuda – 0.88%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		200,000	188,754
			188,754
Colombia – 0.92%
Colombia Government International Bond 4.50% 3/15/29		200,000	197,602
			197,602
Dominican Republic – 1.51%
Dominican Republic International Bond 144A
6.00% 7/19/28 #		325,000	322,969
			322,969
Egypt – 1.73%
Egypt Government International Bond
144A 5.577% 2/21/23 #		200,000	191,501
144A 7.903% 2/21/48 #		200,000	179,564
			371,065
Ivory Coast – 0.81%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #		200,000	173,918
			173,918
Jordan – 1.10%
Jordan Government International Bond 144A
5.75% 1/31/27 #		255,000	234,979
			234,979
Mexico – 0.06%
Mexican Bonos 6.50% 6/9/22	MXN	297,000	13,665
			13,665

NQ-227 [10/18] 12/18 (686202)     5

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

		Principal amount°	Value (US $)
Sovereign BondsΔ (continued)
Mongolia – 0.91%
Development Bank of Mongolia 144A 7.25% 10/23/23 #		200,000	$195,550
			195,550
Nigeria – 0.90%
Nigeria Government International Bond 144A
7.875% 2/16/32 #		200,000	193,166
			193,166
Senegal – 0.96%
Senegal Government International Bond 144A
6.75% 3/13/48 #		250,000	206,937
			206,937
South Africa – 1.78%
Republic of South Africa Government Bond
8.75% 1/31/44	ZAR	3,301,000	193,311
Republic of South Africa Government International Bond
5.875% 6/22/30		200,000	188,754
			382,065
Turkey – 0.81%
Turkey Government Bond 8.00% 3/12/25	TRY	1,542,000	174,349
			174,349
Ukraine – 2.55%
Ukraine Government International Bond
144A 7.375% 9/25/32 #		200,000	167,226
144A 7.75% 9/1/26 #		200,000	181,317
144A 8.994% 2/1/24 #		200,000	198,625
			547,168
Total Sovereign Bonds (cost $3,968,880)			3,571,954

Supranational Banks – 2.65%
Arab Petroleum Investments 144A 4.125% 9/18/23 #		200,000	200,392
Banque Ouest Africaine de Developpement 144A
5.00% 7/27/27 #		240,000	228,960
Inter-American Development Bank
6.25% 6/15/21	IDR	300,000,000	18,381
7.875% 3/14/23	IDR	1,870,000,000	120,218
Total Supranational Banks (cost $607,632)			567,951

6     NQ-227 [10/18] 12/18 (686202)

(Unaudited)

	Number of contracts	Value (US $)
Options Purchased – 0.00%
Currency Put Option – 0.00%
USD vs INR strike price INR 67, expiration date 1/24/19,
notional amount INR 40,283,485 (HSBC)	7,482,000	$279
Total Options Purchased (cost $19,827)		279

	Principal amount°
Short-Term Investments – 4.89%
Discount Note – 0.74%≠
Federal Home Loan Bank 2.001% 11/1/18	159,224	159,224
		159,224
Repurchase Agreements – 4.15%
Bank of America Merrill Lynch
2.12%, dated 10/31/18, to be repurchased on 11/1/18,
repurchase price $122,487 (collateralized by US
government obligations 0.00% 5/15/19–8/15/31;
market value $124,929)	122,479	122,479
Bank of Montreal
2.10%, dated 10/31/18, to be repurchased on 11/1/18,
repurchase price $336,838 (collateralized by US
government obligations 0.00%–3.75%
11/1/18–2/15/47; market value $343,555)	336,819	336,819
BNP Paribas
2.17%, dated 10/31/18, to be repurchased on 11/1/18,
repurchase price $432,514 (collateralized by US
government obligations 0.00%–8.00%
2/28/19–8/15/46; market value $441,137)	432,488	432,488
		891,786
Total Short-Term Investments (cost $1,051,010)		1,051,010

Total Value of Securities – 100.63%
(cost $22,926,942)		21,606,623

Liabilities Net of Receivables and Other Assets – (0.63%)		(136,216)
Net Assets Applicable to 2,678,549 Shares Outstanding – 100.00%		$21,470,407

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2018, the aggregate value of Rule 144A securities was $17,317,032, which represents 80.66% of the Fund’s net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

NQ-227 [10/18] 12/18 (686202)     7

Schedule of investments
Delaware Emerging Markets Debt Fund (Unaudited)

Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2018. Rate will reset at a future date.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Oct. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following foreign currency exchange contracts and futures contracts were outstanding at Oct. 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
CITI	BRL	(394,696)	USD	108,082	1/11/19	$2,689	$—
CITI	COP	706,330,000	USD	(221,302)	1/11/19	—	(2,543)
TD	IDR	(2,147,483,648)	USD	(226,491)	1/11/19	—	(98)
UBS	CLP	161,700,175	USD	(235,436)	1/11/19	—	(2,862)
Total Foreign Currency Exchange Contracts						$2,689	$(5,503)

Futures Contract

Variation
Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Brokers
US Treasury
(3)	Long Bonds	$(414,375)	$(431,063)	12/20/18	$16,688	$2,344

The use of foreign currency exchange contracts and futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
ARS – Argentine Peso
BADLARPP – Argentina Term Deposit Rate
BRL – Brazilian Real
CITI – Citigroup Global Markets
CLP – Chilean Peso

8     NQ-227 [10/18] 12/18 (686202)

(Unaudited)

Summary of abbreviations (continued):
COP – Colombian Peso
DAC – Designated Activity Company
ICE – Intercontinental Exchange
IDR – Indonesian Rupiah
INR – Indian Rupee
JSC – Joint Stock Company
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MXN – Mexican Peso
TD – Toronto Dominion Bank
TRY – Turkish Lira
USD – US Dollar
ZAR – South African Rand

See accompanying notes.

NQ-227 [10/18] 12/18 (686202)     9

Notes
Delaware Emerging Markets Debt Fund	October 31, 2018 (Unaudited)

1. Significant Accounting Policies

Delaware Group® Government Fund (Trust) – Delaware Emerging Markets Debt Fund (Fund) is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund. This report covers the period of time since the Fund’s last fiscal year end, July 31, 2018.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.

10     NQ-227 [10/18] 12/18 (686202)

(Unaudited)

Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-227 [10/18] 12/18 (686202)     11

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Corporate Debt	$—	$15,840,965	$—	$15,840,965
Foreign Debt	—	4,385,413	—	4,385,413
Loan Agreement	—	—	328,956	328,956
Options Purchased	—	279	—	279
Short-Term Investments	—	1,051,010	—	1,051,010
Total Value of Securities	$—	$21,277,667	$328,956	$21,606,623
Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$2,689	$—	$2,689
Futures Contract	16,688	—	—	16,688
Liabilities:
Foreign Currency Exchange Contracts	—	(5,503)	—	(5,503)

1Foreign currency exchange contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended Oct. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Loan Agreement
Balance as of 7/31/18	$328,571
Net change in unrealized appreciation (depreciation)	385
Balance as of 10/31/18	$328,956
Net change in unrealized appreciation (depreciation)
from investments still held at the end of the period	$385

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update, ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

12     NQ-227 [10/18] 12/18 (686202)

(Unaudited)

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2018, that would require recognition or disclosure on the Fund’s “Schedule of investments.”

NQ-227 [10/18] 12/18 (686202)     13

Schedule of investments
Delaware Strategic Income Fund	October 31, 2018 (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 7.19%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 5.131% (LIBOR01M + 2.85%)
11/25/29 ●	65,000	$68,180
Series 2018-C01 1M2 4.531% (LIBOR01M + 2.25%,
Floor 2.25%) 7/25/30 ●	50,000	50,428
Series 2018-C02 2M2 4.481% (LIBOR01M + 2.20%,
Floor 2.20%) 8/25/30 ●	45,000	45,157
Series 2018-C03 1M2 4.431% (LIBOR01M + 2.15%,
Floor 2.15%) 10/25/30 ●	40,000	39,922
Series 2018-C05 1M2 4.631% (LIBOR01M + 2.35%,
Floor 2.35%) 1/25/31 ●	35,000	35,174
Fannie Mae Interest Strip
Series 418 C12 3.00% 8/25/33 Σ	158,265	20,374
Series 419 C3 3.00% 11/25/43 Σ	61,373	12,248
Fannie Mae REMICs
Series 2008-15 SB 4.319% (6.60% minus LIBOR01M,
Cap 6.60%) 8/25/36 Σ●	16,358	2,454
Series 2012-44 IK 3.50% 12/25/31 Σ	34,458	3,597
Series 2012-115 MI 3.50% 3/25/42 Σ	44,281	5,039
Series 2012-118 AI 3.50% 11/25/37 Σ	92,699	10,041
Series 2012-128 IC 3.00% 11/25/32 Σ	139,230	17,755
Series 2012-132 AI 3.00% 12/25/27 Σ	119,807	10,019
Series 2012-137 AI 3.00% 12/25/27 Σ	42,663	3,731
Series 2012-137 WI 3.50% 12/25/32 Σ	3,246,989	487,909
Series 2012-144 PI 3.50% 6/25/42 Σ	48,432	6,394
Series 2012-146 IO 3.50% 1/25/43 Σ	119,982	24,141
Series 2012-149 IC 3.50% 1/25/28 Σ	84,569	8,803
Series 2013-1 YI 3.00% 2/25/33 Σ	109,106	14,217
Series 2013-7 EI 3.00% 10/25/40 Σ	83,410	11,153
Series 2013-26 ID 3.00% 4/25/33 Σ	157,564	21,960
Series 2013-35 IB 3.00% 4/25/33 Σ	147,565	19,079
Series 2013-35 IG 3.00% 4/25/28 Σ	57,021	5,050
Series 2013-38 AI 3.00% 4/25/33 Σ	153,890	19,822
Series 2013-41 HI 3.00% 2/25/33 Σ	126,011	13,585
Series 2013-43 IX 4.00% 5/25/43 Σ	457,888	112,448
Series 2013-44 DI 3.00% 5/25/33 Σ	473,690	66,532
Series 2013-45 PI 3.00% 5/25/33 Σ	50,675	7,068
Series 2013-55 AI 3.00% 6/25/33 Σ	191,926	25,802
Series 2013-103 SK 3.639% (5.92% minus LIBOR01M,
Cap 5.92%) 10/25/43 Σ●	350,132	60,006
Series 2014-64 IT 3.50% 6/25/41 Σ	35,452	2,974
Series 2015-27 SA 4.169% (6.45% minus LIBOR01M,
Cap 6.45%) 5/25/45 Σ●	55,591	10,096
Series 2015-66 ID 3.50% 5/25/42 Σ	203,103	27,461

NQ-023 [10/18] 12/18 (686822)     1

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Fannie Mae REMICs
Series 2015-89 AZ 3.50% 12/25/45	21,039	$19,139
Series 2015-95 SH 3.719% (6.00% minus LIBOR01M,
Cap 6.00%) 1/25/46 Σ●	152,042	25,601
Series 2016-6 AI 3.50% 4/25/34 Σ	94,882	11,854
Series 2016-33 DI 3.50% 6/25/36 Σ	226,131	34,285
Series 2016-36 SB 3.719% (6.00% minus LIBOR01M,
Cap 6.00%) 3/25/43 Σ●	75,025	8,918
Series 2016-40 IO 3.50% 7/25/36 Σ	62,949	10,478
Series 2016-50 IB 3.00% 2/25/46 Σ	85,030	13,087
Series 2016-51 LI 3.00% 8/25/46 Σ	230,727	36,445
Series 2016-55 SK 3.719% (6.00% minus LIBOR01M,
Cap 6.00%) 8/25/46 Σ●	125,826	22,837
Series 2016-62 SA 3.719% (6.00% minus LIBOR01M,
Cap 6.00%) 9/25/46 Σ●	255,489	47,205
Series 2016-64 CI 3.50% 7/25/43 Σ	93,459	13,037
Series 2016-74 GS 3.719% (6.00% minus LIBOR01M,
Cap 6.00%) 10/25/46 Σ●	81,021	15,260
Series 2016-83 PI 3.50% 7/25/45 Σ	78,571	13,339
Series 2016-99 DI 3.50% 1/25/46 Σ	85,839	16,463
Series 2017-4 AI 3.50% 5/25/41 Σ	97,302	12,412
Series 2017-4 BI 3.50% 5/25/41 Σ	74,313	10,511
Series 2017-8 SG 3.719% (6.00% minus LIBOR01M,
Cap 6.00%) 2/25/47 Σ●	189,441	34,657
Series 2017-12 JI 3.50% 5/25/40 Σ	73,055	10,686
Series 2017-15 NZ 3.50% 3/25/47	33,919	31,518
Series 2017-16 SM 3.769% (6.05% minus LIBOR01M,
Cap 6.05%) 3/25/47 Σ●	222,367	40,772
Series 2017-17 LI 3.00% 4/25/37 Σ	113,476	10,195
Series 2017-25 BL 3.00% 4/25/47	16,000	14,255
Series 2017-46 VG 3.50% 4/25/38	21,000	20,317
Series 2017-61 TB 3.00% 8/25/44	26,000	23,524
Series 2017-77 HZ 3.50% 10/25/47	45,698	42,577
Series 2017-88 IE 3.00% 11/25/47 Σ	92,757	17,804
Freddie Mac REMICs
Series 4050 EI 4.00% 2/15/39 Σ	106,567	10,244
Series 4101 WI 3.50% 8/15/32 Σ	51,976	9,631
Series 4109 AI 3.00% 7/15/31 Σ	280,837	33,959
Series 4120 IK 3.00% 10/15/32 Σ	237,169	33,405
Series 4135 AI 3.50% 11/15/42 Σ	96,240	20,380
Series 4139 IP 3.50% 4/15/42 Σ	47,988	6,196
Series 4146 IA 3.50% 12/15/32 Σ	119,188	18,547
Series 4150 IO 3.50% 1/15/43 Σ	100,609	20,906

2     NQ-023 [10/18] 12/18 (686822)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac REMICs
Series 4159 KS 3.871% (6.15% minus LIBOR01M, Cap
6.15%) 1/15/43 Σ●	110,543	$20,216
Series 4181 DI 2.50% 3/15/33 Σ	79,586	9,584
Series 4184 GS 3.841% (6.12% minus LIBOR01M, Cap
6.12%) 3/15/43 Σ●	128,249	23,396
Series 4185 LI 3.00% 3/15/33 Σ	122,757	17,510
Series 4186 IB 3.00% 3/15/33 Σ	65,873	8,512
Series 4191 CI 3.00% 4/15/33 Σ	52,474	7,279
Series 4494 SA 3.901% (6.18% minus LIBOR01M, Cap
6.18%) 7/15/45 Σ●	61,082	10,886
Series 4504 IO 3.50% 5/15/42 Σ	48,420	5,875
Series 4527 CI 3.50% 2/15/44 Σ	130,124	23,827
Series 4531 PZ 3.50% 11/15/45	3,322	2,989
Series 4543 HI 3.00% 4/15/44 Σ	69,789	11,045
Series 4581 LI 3.00% 5/15/36 Σ	68,161	9,333
Series 4594 SG 3.721% (6.00% minus LIBOR01M, Cap
6.00%) 6/15/46 Σ●	350,825	64,666
Series 4610 IB 3.00% 6/15/41 Σ	350,252	43,106
Series 4623 MS 3.721% (6.00% minus LIBOR01M, Cap
6.00%) 10/15/46 Σ●	84,214	15,460
Series 4625 BI 3.50% 6/15/46 Σ	224,468	48,570
Series 4625 PZ 3.00% 6/15/46	35,038	30,227
Series 4627 PI 3.50% 5/15/44 Σ	123,063	18,138
Series 4631 GS 3.721% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/46 Σ●	271,774	44,732
Series 4644 GI 3.50% 5/15/40 Σ	76,402	11,234
Series 4648 MZ 3.00% 6/15/46	18,969	16,624
Series 4655 WI 3.50% 8/15/43 Σ	79,521	12,444
Series 4657 JZ 3.50% 2/15/47	3,180	2,749
Series 4657 PS 3.721% (6.00% minus LIBOR01M, Cap
6.00%) 2/15/47 Σ●	161,511	30,056
Series 4663 HZ 3.50% 3/15/47	16,910	15,640
Series 4665 NI 3.50% 7/15/41 Σ	295,185	39,440
Series 4673 WI 3.50% 9/15/43 Σ	81,989	13,372
Series 4690 WI 3.50% 12/15/43 Σ	88,162	14,424
Series 4700 WI 3.50% 1/15/44 Σ	88,398	13,930
Series 4703 CI 3.50% 7/15/42 Σ	143,515	20,530
Freddie Mac Strips
Series 267 S5 3.721% (6.00% minus LIBOR01M, Cap
6.00%) 8/15/42 Σ●	156,556	24,364
Series 299 S1 3.721% (6.00% minus LIBOR01M, Cap
6.00%) 1/15/43 Σ●	124,390	19,947

NQ-023 [10/18] 12/18 (686822)     3

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Strips
Series 319 S2 3.721% (6.00% minus LIBOR01M, Cap
6.00%) 11/15/43 Σ●	57,050	$9,929
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA1 M2 5.531% (LIBOR01M + 3.25%,
Floor 3.25%) 7/25/29 ●	250,000	272,323
Series 2018-DNA1 M2 4.081% (LIBOR01M + 1.80%)
7/25/30 ●	75,000	73,782
Series 2018-HQA1 M2 4.581% (LIBOR01M + 2.30%)
9/25/30 ●	55,000	54,972
GNMA
Series 2011-157 SG 4.32% (6.60% minus LIBOR01M,
Cap 6.60%) 12/20/41 Σ●	66,311	12,545
Series 2012-108 KI 4.00% 8/16/42 Σ	123,726	24,064
Series 2012-136 MX 2.00% 11/20/42	30,000	24,780
Series 2013-22 IO 3.00% 2/20/43 Σ	365,020	66,362
Series 2013-113 LY 3.00% 5/20/43	22,000	20,092
Series 2013-182 CZ 2.50% 12/20/43	33,849	29,418
Series 2015-74 CI 3.00% 10/16/39 Σ	120,899	14,519
Series 2015-142 AI 4.00% 2/20/44 Σ	42,449	5,509
Series 2016-108 SK 3.77% (6.05% minus LIBOR01M,
Cap 6.05%) 8/20/46 Σ●	190,809	34,927
Series 2016-115 SA 3.82% (6.10% minus LIBOR01M,
Cap 6.10%) 8/20/46 Σ●	267,318	47,392
Series 2016-116 GI 3.50% 11/20/44 Σ	227,190	35,099
Series 2016-118 DI 3.50% 3/20/43 Σ	500,423	70,584
Series 2016-118 ES 3.82% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	99,026	16,488
Series 2016-120 NS 3.82% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	268,790	50,053
Series 2016-121 JS 3.82% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	357,741	66,047
Series 2016-126 NS 3.82% (6.10% minus LIBOR01M,
Cap 6.10%) 9/20/46 Σ●	113,954	21,695
Series 2016-147 ST 3.77% (6.05% minus LIBOR01M,
Cap 6.05%) 10/20/46 Σ●	114,246	21,315
Series 2016-149 GI 4.00% 11/20/46 Σ	86,136	17,515
Series 2016-156 PB 2.00% 11/20/46	46,000	35,003
Series 2016-160 GI 3.50% 11/20/46 Σ	157,899	37,126
Series 2016-163 XI 3.00% 10/20/46 Σ	173,412	25,292
Series 2016-171 IP 3.00% 3/20/46 Σ	224,666	34,248
Series 2017-10 IB 4.00% 1/20/47 Σ	132,099	29,536
Series 2017-10 KZ 3.00% 1/20/47	18,969	16,612
Series 2017-11 IM 3.00% 5/20/42 Σ	209,519	27,131

4     NQ-023 [10/18] 12/18 (686822)

(Unaudited)

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
GNMA
Series 2017-18 IQ 4.00% 12/16/43 Σ	83,943	$18,425
Series 2017-18 QS 3.82% (6.10% minus LIBOR01M,
Cap 6.10%) 2/16/47 Σ●	129,110	22,919
Series 2017-34 DY 3.50% 3/20/47	20,000	18,822
Series 2017-56 JZ 3.00% 4/20/47	32,425	28,058
Series 2017-56 QS 3.87% (6.15% minus LIBOR01M,
Cap 6.15%) 4/20/47 Σ●	281,870	48,376
Series 2017-68 SB 3.87% (6.15% minus LIBOR01M,
Cap 6.15%) 5/20/47 Σ●	216,606	35,010
Series 2017-80 AS 3.92% (6.20% minus LIBOR01M,
Cap 6.20%) 5/20/47 Σ●	176,343	31,104
Series 2017-91 SM 3.92% (6.20% minus LIBOR01M,
Cap 6.20%) 6/20/47 Σ●	107,321	17,629
Series 2017-101 AI 4.00% 7/20/47 Σ	91,017	16,892
Series 2017-101 KS 3.92% (6.20% minus LIBOR01M,
Cap 6.20%) 7/20/47 Σ●	126,788	22,252
Series 2017-101 TI 4.00% 3/20/44 Σ	113,579	17,907
Series 2017-107 QZ 3.00% 8/20/45	21,801	18,189
Series 2017-113 LB 3.00% 7/20/47	55,000	49,813
Series 2017-114 IK 4.00% 10/20/44 Σ	175,934	38,948
Series 2017-116 ZL 3.00% 6/20/47	42,565	35,716
Series 2017-117 SD 3.92% (6.20% minus LIBOR01M,
Cap 6.20%) 8/20/47 Σ●	106,775	17,199
Series 2017-130 YJ 2.50% 8/20/47	25,000	21,639
Series 2017-134 ES 3.92% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 Σ●	217,005	35,125
Series 2017-134 KI 4.00% 5/20/44 Σ	91,609	16,170
Series 2017-141 JS 3.92% (6.20% minus LIBOR01M,
Cap 6.20%) 9/20/47 Σ●	112,304	19,648
Series 2018-1 ST 3.92% (6.20% minus LIBOR01M, Cap
6.20%) 1/20/48 Σ●	188,503	35,108
Series 2018-46 AS 3.92% (6.20% minus LIBOR01M,
Cap 6.20%) 3/20/48 Σ●	225,610	42,531
Series 2018-63 BZ 3.00% 4/20/48	34,513	29,685
Total Agency Collateralized Mortgage Obligations (cost $4,723,365)		4,460,691

Agency Commercial Mortgage-Backed Securities – 0.99%
Freddie Mac Multifamily Structured Pass Through
Certificates
Series K058 A2 2.653% 8/25/26 ◆	80,000	74,796
FREMF Mortgage Trust
Series 2011-K14 B 144A 5.18% 2/25/47 #●	50,000	52,007
Series 2013-K25 C 144A 3.619% 11/25/45 #●	45,000	44,063

NQ-023 [10/18] 12/18 (686822)     5

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Agency Commercial Mortgage-Backed Securities (continued)
FREMF Mortgage Trust
Series 2013-K33 C 144A 3.50% 8/25/46 #●	15,000	$14,599
Series 2013-K712 B 144A 3.358% 5/25/45 #●	60,000	59,902
Series 2013-K713 B 144A 3.154% 4/25/46 #●	35,000	34,856
Series 2013-K713 C 144A 3.154% 4/25/46 #●	105,000	104,504
Series 2014-K717 B 144A 3.629% 11/25/47 #●	35,000	34,940
Series 2014-K717 C 144A 3.629% 11/25/47 #●	20,000	19,744
Series 2016-K53 B 144A 4.019% 3/25/49 #●	50,000	48,963
Series 2016-K722 B 144A 3.835% 7/25/49 #●	75,000	74,564
Series 2016-K723 B 144A 3.58% 11/25/23 #●	20,000	19,417
Series 2017-K71 B 144A 3.753% 11/25/50 #●	35,000	33,172
Total Agency Commercial Mortgage-Backed Securities (cost $625,758)		615,527

Agency Mortgage-Backed Securities – 2.66%
Fannie Mae S.F. 30 yr
4.50% 10/1/43	217,937	225,761
5.00% 6/1/44	73,877	78,261
5.00% 7/1/47	8,412	8,933
5.50% 5/1/44	205,658	220,961
5.50% 8/1/48	55,883	60,264
6.00% 6/1/41	134,730	146,971
6.00% 7/1/41	24,564	26,809
6.00% 1/1/42	110,000	121,137
Freddie Mac S.F. 30 yr
5.00% 12/1/44	40,000	42,410
5.50% 6/1/41	133,802	144,849
5.50% 9/1/41	182,000	196,367
6.00% 7/1/40	343,394	377,597
Total Agency Mortgage-Backed Securities (cost $1,671,907)		1,650,320

Collateralized Debt Obligations – 1.29%
Benefit Street Partners CLO IV
Series 2014-IVA A1R 144A 3.959% (LIBOR03M +
1.49%) 1/20/29 #●	500,000	501,111
Venture CDO
Series 2016-25A A1 144A 3.959% (LIBOR03M + 1.49%)
4/20/29 #●	100,000	100,179
Venture XXIV CLO
Series 2016-24A A1D 144A 3.889% (LIBOR03M +
1.42%) 10/20/28 #●	195,000	195,438
Total Collateralized Debt Obligations (cost $793,830)		796,728

6     NQ-023 [10/18] 12/18 (686822)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds – 63.04%
Banking – 10.05%
Akbank Turk 144A 7.20% 3/16/27 #µ	200,000	$170,340
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	200,000	178,875
Bank of America
3.864% 7/23/24 µ	205,000	203,660
5.625% 7/1/20	25,000	25,950
Bank of New York Mellon 4.625% µψ	570,000	540,787
Barclays 8.25% µψ	325,000	326,916
Citizens Bank 3.70% 3/29/23	250,000	247,582
Credit Suisse Group 144A 6.25% #µψ	300,000	292,697
Fifth Third Bancorp
2.60% 6/15/22	200,000	192,425
3.95% 3/14/28	115,000	112,125
Goldman Sachs Group
4.223% 5/1/29 µ	210,000	204,078
6.00% 6/15/20	185,000	192,594
JPMorgan Chase & Co.
3.797% 7/23/24 µ	50,000	49,722
4.203% 7/23/29 µ	55,000	54,238
6.75% µψ	440,000	469,810
Morgan Stanley
3.737% 4/24/24 µ	75,000	74,139
3.772% 1/24/29 µ	90,000	85,396
5.00% 11/24/25	35,000	35,890
5.50% 1/26/20	200,000	205,330
PNC Financial Services Group 5.00% µψ	315,000	305,393
Popular 6.125% 9/14/23	250,000	253,575
Regions Financial 3.80% 8/14/23	75,000	74,317
Royal Bank of Scotland Group 8.625% µψ	600,000	632,250
Santander UK 144A 5.00% 11/7/23 #	215,000	215,822
SunTrust Banks
3.00% 2/2/23	95,000	92,412
4.00% 5/1/25	60,000	59,582
Turkiye Garanti Bankasi 144A 6.25% 4/20/21 #	200,000	195,370
US Bancorp 2.375% 7/22/26	40,000	35,933
USB Capital IX 3.50% (LIBOR03M + 1.02%) ψ●	705,000	614,231
Westpac Banking 5.00% µψ	20,000	17,514
Zions Bancorporation 4.50% 6/13/23	75,000	75,433
		6,234,386
Basic Industry – 7.03%
Anglo American Capital
144A 4.75% 4/10/27 #	200,000	192,853
144A 4.875% 5/14/25 #	200,000	197,400

NQ-023 [10/18] 12/18 (686822)     7

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Basic Industry (continued)
BHP Billiton Finance USA 144A 6.25% 10/19/75 #µ	400,000	$417,700
Braskem Netherlands Finance 144A 4.50% 1/10/28 #	200,000	185,000
Cleveland-Cliffs 5.75% 3/1/25	195,000	185,006
CSN Resources 144A 7.625% 2/13/23 #	200,000	185,502
Equate Petrochemical 144A 3.00% 3/3/22 #	200,000	191,797
Georgia-Pacific 8.00% 1/15/24	170,000	202,292
Hudbay Minerals 144A 7.625% 1/15/25 #	235,000	236,763
Mexichem 144A 5.50% 1/15/48 #	200,000	176,402
NOVA Chemicals
144A 5.00% 5/1/25 #	60,000	54,750
144A 5.25% 6/1/27 #	400,000	362,000
Novolipetsk Steel Via Steel Funding DAC 144A 4.00%
9/21/24 #	200,000	184,950
Nucor 3.95% 5/1/28	50,000	49,275
OCP 144A 4.50% 10/22/25 #	200,000	189,685
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	200,000	183,875
Phosagro OAO Via Phosagro Bond Funding DAC 144A
3.95% 11/3/21 #	200,000	194,096
SASOL Financing USA 5.875% 3/27/24	200,000	201,727
Schweitzer-Mauduit International 144A 6.875% 10/1/26 #	150,000	152,250
Suzano Austria 144A 6.00% 1/15/29 #	200,000	204,000
Syngenta Finance 144A 3.933% 4/23/21 #	225,000	223,999
Vedanta Resources 144A 7.125% 5/31/23 #	200,000	188,500
		4,359,822
Brokerage – 2.18%
Charles Schwab
3.25% 5/21/21	50,000	49,851
3.85% 5/21/25	50,000	50,055
E*TRADE Financial
3.80% 8/24/27	65,000	60,885
5.30% µψ	20,000	19,350
Intercontinental Exchange
3.45% 9/21/23	35,000	34,785
3.75% 9/21/28	20,000	19,553
Jefferies Group
4.15% 1/23/30	30,000	26,235
6.45% 6/8/27	60,000	63,749
6.50% 1/20/43	565,000	566,942
Lazard Group 4.50% 9/19/28	100,000	97,475
NFP 144A 6.875% 7/15/25 #	370,000	359,825
		1,348,705

8     NQ-023 [10/18] 12/18 (686822)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods – 4.62%
Advanced Disposal Services 144A 5.625% 11/15/24 #	275,000	$268,813
Ardagh Packaging Finance 144A 6.00% 2/15/25 #	295,000	277,300
BWAY Holding 144A 7.25% 4/15/25 #	103,000	97,850
Crane 4.20% 3/15/48	45,000	40,292
EnPro Industries 144A 5.75% 10/15/26 #	175,000	173,303
General Dynamics
3.00% 5/11/21	30,000	29,800
3.375% 5/15/23	50,000	49,844
Grupo Cementos de Chihuahua 144A 5.25% 6/23/24 #	200,000	197,500
Harris 4.40% 6/15/28	40,000	40,103
L3 Technologies 3.85% 6/15/23	205,000	204,604
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	240,000	252,000
Nvent Finance 4.55% 4/15/28	175,000	169,449
Standard Industries 144A 6.00% 10/15/25 #	355,000	350,563
TransDigm 6.375% 6/15/26	240,000	235,800
United Rentals North America 5.875% 9/15/26	344,000	338,410
United Technologies 3.65% 8/16/23	140,000	138,580
		2,864,211
Communications – 5.97%
Altice Luxembourg 144A 7.75% 5/15/22 #	200,000	185,750
AT&T
3.514% (LIBOR03M + 1.18%) 6/12/24 ●	40,000	40,141
4.50% 3/9/48	15,000	12,546
5.25% 3/1/37	140,000	134,302
CCO Holdings 144A 5.875% 5/1/27 #	235,000	231,475
Cequel Communications Holdings I 144A 7.75%
7/15/25 #	250,000	265,000
Charter Communications Operating 5.375% 4/1/38	35,000	32,213
Comcast 3.70% 4/15/24	325,000	324,124
Crown Castle International 3.80% 2/15/28	150,000	139,948
Digicel Group 144A 7.125% 4/1/22 #	200,000	125,500
Discovery Communications 5.20% 9/20/47	100,000	92,690
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	100,000	97,816
Level 3 Financing 5.375% 5/1/25	150,000	146,813
Myriad International Holdings 144A 4.85% 7/6/27 #	200,000	193,880
Radiate Holdco 144A 6.625% 2/15/25 #	200,000	187,500
Sirius XM Radio 144A 5.375% 4/15/25 #	145,000	144,003
Sprint 7.875% 9/15/23	280,000	299,600
TELUS 4.60% 11/16/48	105,000	100,876
Time Warner Cable 7.30% 7/1/38	170,000	187,993
Time Warner Entertainment 8.375% 3/15/23	80,000	92,295
Verizon Communications 4.50% 8/10/33	180,000	175,307

NQ-023 [10/18] 12/18 (686822)     9

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Viacom 4.375% 3/15/43	105,000	$86,235
Vodafone Group 3.75% 1/16/24	135,000	132,132
Warner Media 4.85% 7/15/45	75,000	66,938
Zayo Group 6.375% 5/15/25	200,000	205,250
		3,700,327
Consumer Cyclical – 3.20%
AMC Entertainment Holdings 6.125% 5/15/27	265,000	244,794
Atento Luxco 1 144A 6.125% 8/10/22 #	95,000	93,575
Best Buy 4.45% 10/1/28	100,000	96,297
Dollar Tree
3.70% 5/15/23	85,000	82,920
4.00% 5/15/25	50,000	48,114
Ford Motor Credit 4.14% 2/15/23	200,000	194,305
General Motors Financial
4.35% 4/9/25	95,000	91,641
5.25% 3/1/26	55,000	55,001
GLP Capital 5.30% 1/15/29	30,000	29,587
Golden Nugget 144A 8.75% 10/1/25 #	117,000	120,510
M/I Homes 5.625% 8/1/25	200,000	185,000
Murphy Oil USA 5.625% 5/1/27	155,000	151,706
Prime Security Services Borrower 144A 9.25% 5/15/23 #	138,000	146,170
Sands China 144A 4.60% 8/8/23 #	200,000	197,759
Scientific Games International 10.00% 12/1/22	235,000	246,456
		1,983,835
Consumer Non-Cyclical – 6.60%
AbbVie 4.25% 11/14/28	95,000	91,773
Air Medical Group Holdings 144A 6.375% 5/15/23 #	189,000	170,809
Anheuser-Busch InBev Finance 3.65% 2/1/26	115,000	109,247
AstraZeneca 3.50% 8/17/23	150,000	147,766
BAT Capital
144A 2.297% 8/14/20 #	10,000	9,790
144A 3.222% 8/15/24 #	80,000	75,598
Bayer US Finance II 144A 4.25% 12/15/25 #	200,000	196,660
Becton Dickinson and Co. 3.363% 6/6/24	335,000	320,529
Bunge Finance 4.35% 3/15/24	80,000	78,611
Campbell Soup 3.65% 3/15/23	100,000	97,049
Charles River Laboratories International 144A 5.50%
4/1/26 #	180,000	180,000
Conagra Brands 4.30% 5/1/24	190,000	190,523
CVS Health 3.70% 3/9/23	370,000	365,928
ESAL 144A 6.25% 2/5/23 #	200,000	197,500
General Mills 3.70% 10/17/23	60,000	59,177

10     NQ-023 [10/18] 12/18 (686822)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
HCA 5.375% 2/1/25	285,000	$287,494
Marfrig Holdings Europe 144A 8.00% 6/8/23 #	200,000	203,000
MHP 144A 6.95% 4/3/26 #	200,000	185,224
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	238,000	242,360
Mylan 144A 4.55% 4/15/28 #	55,000	50,995
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	120,855
Pilgrim’s Pride 144A 5.75% 3/15/25 #	120,000	112,500
Surgery Center Holdings
144A 6.75% 7/1/25 #	150,000	141,375
144A 8.875% 4/15/21 #	250,000	258,125
Teva Pharmaceutical Finance Netherlands III 6.00%
4/15/24	200,000	199,263
		4,092,151
Electric – 5.24%
Ausgrid Finance
144A 3.85% 5/1/23 #	75,000	74,368
144A 4.35% 8/1/28 #	45,000	44,274
Avangrid 3.15% 12/1/24	105,000	99,433
Calpine
144A 5.25% 6/1/26 #	125,000	115,313
5.75% 1/15/25	300,000	269,190
144A 5.875% 1/15/24 #	175,000	175,437
CenterPoint Energy
3.85% 2/1/24	40,000	40,020
4.25% 11/1/28	50,000	49,617
6.125% µψ	65,000	65,731
Cleveland Electric Illuminating 5.50% 8/15/24	170,000	183,962
ComEd Financing III 6.35% 3/15/33	75,000	78,750
Consumers Energy
3.80% 11/15/28	25,000	24,906
4.35% 4/15/49	25,000	24,896
Enel 144A 8.75% 9/24/73 #µ	400,000	433,000
Enel Chile 4.875% 6/12/28	65,000	64,577
Entergy Louisiana 4.00% 3/15/33	155,000	153,048
Interstate Power & Light 4.10% 9/26/28	40,000	39,855
IPALCO Enterprises 3.70% 9/1/24	90,000	86,980
Israel Electric 144A 5.00% 11/12/24 #	200,000	202,500
Mississippi Power 3.95% 3/30/28	65,000	63,118
National Rural Utilities Cooperative Finance
4.75% 4/30/43 µ	140,000	139,682
5.25% 4/20/46 µ	110,000	110,657
Nevada Power 2.75% 4/15/20	70,000	69,687

NQ-023 [10/18] 12/18 (686822)     11

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Electric (continued)
Oglethorpe Power 144A 5.05% 10/1/48 #	75,000	$73,928
PSEG Power 3.85% 6/1/23	70,000	69,576
Southwestern Electric Power 4.10% 9/15/28	190,000	188,064
Vistra Operations 144A 5.50% 9/1/26 #	315,000	310,669
		3,251,238
Energy – 10.85%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	200,000	189,798
Alta Mesa Holdings 7.875% 12/15/24	320,000	288,000
AmeriGas Partners
5.625% 5/20/24	75,000	72,375
5.875% 8/20/26	105,000	99,750
Anadarko Petroleum 6.60% 3/15/46	20,000	22,185
Andeavor Logistics 4.25% 12/1/27	95,000	90,596
BP Capital Markets America 3.796% 9/21/25	120,000	117,730
Cheniere Corpus Christi Holdings 7.00% 6/30/24	185,000	200,494
Cheniere Energy Partners 5.25% 10/1/25	185,000	181,994
Chesapeake Energy 8.00% 1/15/25	115,000	116,941
Crestwood Midstream Partners 5.75% 4/1/25	245,000	245,613
Diamond Offshore Drilling 7.875% 8/15/25	235,000	232,063
Enbridge 6.25% 3/1/78 µ	35,000	32,872
Enbridge Energy Partners
4.375% 10/15/20	15,000	15,207
5.20% 3/15/20	5,000	5,108
5.50% 9/15/40	25,000	25,663
Energy Transfer Partners
6.00% 6/15/48	10,000	9,886
6.625% µψ	100,000	92,813
Ensco 7.75% 2/1/26	285,000	266,831
Enterprise Products Operating 4.80% 2/1/49	20,000	19,309
Gazprom OAO Via Gaz Capital 144A 4.95% 3/23/27 #	200,000	191,397
Genesis Energy 6.50% 10/1/25	183,000	169,733
Gulfport Energy 6.00% 10/15/24	285,000	268,613
KazMunayGas National 144A 6.375% 10/24/48 #	200,000	203,639
KazTransGas JSC 144A 4.375% 9/26/27 #	200,000	189,326
Kinder Morgan 5.20% 3/1/48	150,000	145,373
Laredo Petroleum 6.25% 3/15/23	375,000	370,313
Marathon Oil 5.20% 6/1/45	80,000	78,767
MPLX 4.875% 12/1/24	160,000	164,059
Murphy Oil 6.875% 8/15/24	430,000	450,202
NiSource 144A 5.65% #µψ	60,000	58,887
Noble Energy
3.85% 1/15/28	70,000	64,313

12     NQ-023 [10/18] 12/18 (686822)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Noble Energy
4.95% 8/15/47	50,000	$45,525
5.05% 11/15/44	20,000	18,403
ONEOK 7.50% 9/1/23	90,000	101,858
Petrobras Global Finance 7.375% 1/17/27	75,000	77,989
Petroleos Mexicanos 6.75% 9/21/47	35,000	30,237
Precision Drilling
144A 7.125% 1/15/26 #	120,000	119,400
7.75% 12/15/23	220,000	229,900
Rio Energy 144A 6.875% 2/1/25 #	150,000	118,500
Sabine Pass Liquefaction
5.625% 3/1/25	110,000	114,995
5.875% 6/30/26	170,000	180,760
Southwestern Energy
6.20% 1/23/25	245,000	239,181
7.75% 10/1/27	300,000	307,500
Sunoco Logistics Partners Operations 4.25% 4/1/24	10,000	9,873
TransCanada PipeLines 5.10% 3/15/49	40,000	40,187
Transcanada Trust 5.875% 8/15/76 µ	175,000	172,708
Transcontinental Gas Pipe Line
4.00% 3/15/28	35,000	33,698
4.60% 3/15/48	35,000	32,352
Williams
3.75% 6/15/27	30,000	27,987
4.55% 6/24/24	40,000	40,313
Williams Partners 4.85% 3/1/48	65,000	59,573
YPF 144A 47.833% (BADLARPP + 4.00%) 7/7/20 #●	105,000	45,938
		6,726,727
Finance Companies – 0.65%
GE Capital International Funding Co. Unlimited 4.418%
11/15/35	200,000	173,102
International Lease Finance 8.625% 1/15/22	200,000	226,764
		399,866
Insurance – 3.10%
AssuredPartners 144A 7.00% 8/15/25 #	225,000	222,469
AXA Equitable Holdings
144A 4.35% 4/20/28 #	30,000	28,809
144A 5.00% 4/20/48 #	45,000	40,240
Halfmoon Parent
144A 3.326% (LIBOR03M + 0.89%) 7/15/23 #●	255,000	254,962
144A 4.125% 11/15/25 #	100,000	99,004
HUB International 144A 7.00% 5/1/26 #	425,000	415,863

NQ-023 [10/18] 12/18 (686822)     13

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
MetLife 5.25% µψ	145,000	$146,269
Progressive 4.00% 3/1/29	60,000	59,720
USIS Merger Sub 144A 6.875% 5/1/25 #	400,000	391,000
Voya Financial 144A 4.70% 1/23/48 #µ	65,000	56,063
Willis North America
3.60% 5/15/24	15,000	14,450
4.50% 9/15/28	55,000	54,549
XLIT
4.894% (LIBOR03M + 2.458%) ψ●	65,000	63,870
5.50% 3/31/45	75,000	76,962
		1,924,230
Real Estate – 0.28%
WeWork 144A 7.875% 5/1/25 #	185,000	170,663
		170,663
REITs – 0.39%
Corporate Office Properties 5.25% 2/15/24	85,000	87,378
Hospitality Properties Trust 4.50% 3/15/25	100,000	96,629
Kilroy Realty 3.45% 12/15/24	60,000	57,089
		241,096
Technology – 1.72%
Analog Devices 2.95% 1/12/21	20,000	19,768
CommScope Technologies
144A 5.00% 3/15/27 #	275,000	247,500
144A 6.00% 6/15/25 #	95,000	92,863
Corning
4.375% 11/15/57	30,000	24,481
5.35% 11/15/48	30,000	30,049
Dell International 144A 6.02% 6/15/26 #	55,000	57,116
Fiserv
3.80% 10/1/23	25,000	25,014
4.20% 10/1/28	45,000	44,638
Genesys Telecommunications Laboratories 144A 10.00%
11/30/24 #	205,000	222,937
Marvell Technology Group 4.875% 6/22/28	100,000	98,290
Microchip Technology
144A 3.922% 6/1/21 #	55,000	54,636
144A 4.333% 6/1/23 #	60,000	58,727
Oracle 2.40% 9/15/23	95,000	89,865
		1,065,884
Transportation – 0.85%
Adani Abbot Point Terminal 144A 4.45% 12/15/22 #	200,000	175,922
Avis Budget Car Rental 144A 6.375% 4/1/24 #	260,000	249,275

14     NQ-023 [10/18] 12/18 (686822)

(Unaudited)

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Transportation (continued)
Norfolk Southern 3.80% 8/1/28	55,000	$53,576
Union Pacific 3.50% 6/8/23	50,000	49,814
		528,587
Utilities – 0.31%
Aegea Finance 144A 5.75% 10/10/24 #	200,000	193,500
		193,500

Total Corporate Bonds (cost $40,604,082)		39,085,228

Municipal Bonds – 3.57%
Bay Area, California Toll Authority
(Build America Bond) Series S-3 6.907% 10/1/50	170,000	237,218
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.875% 6/1/47	1,000,000	974,950
Series A-2 6.50% 6/1/47	200,000	202,154
New Jersey Turnpike Authority
(Build America Bonds) Series A 7.102% 1/1/41	90,000	121,944
South Carolina Public Service Authority
Series D 4.77% 12/1/45	55,000	54,044
State of California Various Purposes
(Build America Bond) 7.55% 4/1/39	135,000	192,164
Tarrant County Cultural Education Facilities Finance
Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project) 6.625%
11/15/37	400,000	432,864
Total Municipal Bonds (cost $2,220,896)		2,215,338

Non-Agency Asset-Backed Securities – 5.29%
American Express Credit Account Master Trust
Series 2017-5 A 2.66% (LIBOR01M + 0.38%) 2/18/25 ●	100,000	100,440
Series 2018-3 A 2.60% (LIBOR01M + 0.32%)
10/15/25 ●	100,000	100,027
Series 2018-5 A 2.62% (LIBOR01M + 0.34%)
12/15/25 ●	500,000	500,400
Series 2018-9 A 2.66% (LIBOR01M + 0.38%) 4/15/26 ●	400,000	400,360
Citibank Credit Card Issuance Trust
Series 2017-A7 A7 2.647% (LIBOR01M + 0.37%)
8/8/24 ●	500,000	500,468
Series 2018-A2 A2 2.61% (LIBOR01M + 0.33%)
1/20/25 ●	500,000	499,591

NQ-023 [10/18] 12/18 (686822)     15

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Citicorp Residential Mortgage Trust
Series 2006-3 A5 5.287% 11/25/36 ●	300,000	$307,864
Ford Credit Auto Owner Trust
Series 2018-1 A 144A 3.19% 7/15/31 #	100,000	96,695
Hardee’s Funding
Series 2018-1A A2I 144A 4.25% 6/20/48 #	50,000	49,755
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	46,000	45,291
PFS Financing
Series 2018-A A 144A 2.68% (LIBOR01M + 0.40%)
2/15/22 #●	100,000	100,013
Series 2018-E A 144A 2.73% (LIBOR01M + 0.45%)
10/17/22 #=●	145,000	144,985
Tesla Auto Lease Trust
Series 2018-A B 144A 2.75% 2/20/20 #	215,000	213,930
Volkswagen Auto Loan Enhanced Trust
Series 2018-1 A2B 2.46% (LIBOR01M + 0.18%)
7/20/21 ●	100,000	100,032
Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.78% (LIBOR01M + 0.50%)
11/15/22 #●	75,000	75,215
Wendy’s Funding
Series 2018-1A A2I 144A 3.573% 3/15/48 #	49,625	47,641
Total Non-Agency Asset-Backed Securities
(cost $3,245,864)		3,282,707

Non-Agency Collateralized Mortgage Obligations – 3.69%
Credit Suisse First Boston Mortgage Securities
Series 2005-5 6A3 5.00% 7/25/35	45,486	45,246
Flagstar Mortgage Trust
Series 2018-1 A5 144A 3.50% 3/25/48 #●	90,596	88,550
Flagstar Mortgage Trust 2018-5
Series 2018-5 A7 144A 4.00% 9/25/48 #●	98,468	98,415
Galton Funding Mortgage Trust
Series 2018-1 A43 144A 3.50% 11/25/57 #●	76,890	76,234
GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #●	20,765	20,938
JPMorgan Mortgage Trust
Series 2006-S1 1A1 6.00% 4/25/36	34,837	36,588
Series 2007-A1 7A4 4.251% 7/25/35 ●	62,462	56,587
Series 2014-2 B1 144A 3.419% 6/25/29 #●	66,295	64,710
Series 2014-2 B2 144A 3.419% 6/25/29 #●	66,295	64,319
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #●	100,000	100,139
Series 2015-4 B1 144A 3.624% 6/25/45 #●	92,427	89,056

16     NQ-023 [10/18] 12/18 (686822)

(Unaudited)

	Principal amount°	Value (US $)
Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2015-4 B2 144A 3.624% 6/25/45 #●	92,427	$87,915
Series 2015-5 B2 144A 3.086% 5/25/45 #●	95,314	93,977
Series 2015-6 B1 144A 3.616% 10/25/45 #●	91,771	89,144
Series 2015-6 B2 144A 3.616% 10/25/45 #●	91,771	88,507
Series 2016-4 B1 144A 3.90% 10/25/46 #●	95,023	92,679
Series 2016-4 B2 144A 3.90% 10/25/46 #●	95,023	92,160
Series 2017-1 B2 144A 3.551% 1/25/47 #●	81,931	77,354
Series 2017-2 A3 144A 3.50% 5/25/47 #●	34,313	32,948
Series 2018-3 A5 144A 3.50% 9/25/48 #●	94,188	92,146
Series 2018-4 A15 144A 3.50% 10/25/48 #●	51,246	50,689
Series 2018-6 1A4 144A 3.50% 12/25/48 #●	33,394	33,063
Series 2018-7FRB A2 144A 2.966% (LIBOR01M +
0.75%) 4/25/46 #●	38,361	38,424
New Residential Mortgage Loan Trust
Series 2018-RPL1 A1 144A 3.50% 12/25/57 #●	95,372	93,522
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #●	33,757	32,752
Series 2015-1 B2 144A 3.875% 1/25/45 #●	45,495	44,898
Series 2017-4 A1 144A 3.50% 7/25/47 #●	85,060	81,784
Series 2018-5 A4 144A 3.50% 5/25/48 #●	95,338	93,333
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #●	47,841	47,010
Series 2015-6 A1B 144A 2.75% 4/25/55 #●	54,546	53,357
Series 2017-1 A1 144A 2.75% 10/25/56 #●	67,366	65,705
Series 2017-2 A1 144A 2.75% 4/25/57 #●	69,549	68,035
Series 2018-1 A1 144A 3.00% 1/25/58 #●	88,665	86,541
Washington Mutual Mortgage Pass Through Certificates
Trust
Series 2005-1 5A2 6.00% 3/25/35 ◆	19,787	2,759
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 4.188% 4/25/36 ●	8,254	8,299
Total Non-Agency Collateralized Mortgage Obligations (cost $2,339,494)		2,287,783

Non-Agency Commercial Mortgage-Backed Securities – 3.68%
Banc of America Commercial Mortgage Trust
Series 2017-BNK3 C 4.352% 2/15/50 ●	35,000	34,008
BANK
Series 2017-BNK4 XA 1.445% 5/15/50 ●	449,583	38,477
Series 2017-BNK5 B 3.896% 6/15/60 ●	60,000	58,541
Series 2017-BNK7 A5 3.435% 9/15/60	65,000	62,199
BENCHMARK Mortgage Trust
Series 2018-B6 A4 4.261% 10/10/51	80,000	81,292

NQ-023 [10/18] 12/18 (686822)     17

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

	Principal amount°	Value (US $)
Non-Agency Commercial Mortgage-Backed Securities (continued)
Caesars Palace Las Vegas Trust
Series 2017-VICI B 144A 3.835% 10/15/34 #	60,000	$59,716
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	85,000	81,253
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	75,000	74,463
Series 2017-C4 A4 3.471% 10/12/50	45,000	43,120
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	110,000	107,389
Series 2014-CR19 A5 3.796% 8/10/47	80,000	80,185
Series 2015-CR23 A4 3.497% 5/10/48	85,000	83,362
Commercial Mortgage Pass Through Certificates
Series 2016-CR28 A4 3.762% 2/10/49 ◆	70,000	69,213
GRACE Mortgage Trust
Series 2014-GRCE B 144A 3.52% 6/10/28 #	100,000	99,660
GS Mortgage Securities Trust
Series 2010-C1 C 144A 5.635% 8/10/43 #●	150,000	153,293
Series 2015-GC32 A4 3.764% 7/10/48	75,000	74,661
Series 2017-GS6 A3 3.433% 5/10/50	75,000	71,948
Series 2018-GS9 A4 3.992% 3/10/51 ●	40,000	39,795
JPM-BB Commercial Mortgage Securities Trust
Series 2015-C27 XA 1.324% 2/15/48 ●	1,119,770	56,417
Series 2015-C31 A3 3.801% 8/15/48	65,000	64,657
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11 E 5.565% 8/12/37 ●	35,000	35,874
Series 2013-LC11 B 3.499% 4/15/46	130,000	126,573
Series 2016-WIKI A 144A 2.798% 10/5/31 #	90,000	87,884
Series 2016-WIKI B 144A 3.201% 10/5/31 #	85,000	83,259
LB-UBS Commercial Mortgage Trust
Series 2006-C6 AJ 5.452% 9/15/39 ●	57,839	39,908
Morgan Stanley Capital I Trust
Series 2006-HQ10 B 5.448% 11/12/41 ●	100,000	94,476
UBS Commercial Mortgage Trust
Series 2018-C9 A4 4.117% 3/15/51 ●	70,000	70,100
Wells Fargo Commercial Mortgage Trust
Series 2015-C30 XA 0.932% 9/15/58 ●	1,888,261	94,204
Series 2015-NXS3 A4 3.617% 9/15/57	45,000	44,289
Series 2017-C38 A5 3.453% 7/15/50	90,000	86,389
Series 2017-RB1 XA 1.28% 3/15/50 ●	994,604	82,814
Total Non-Agency Commercial Mortgage-Backed Securities (cost $2,413,819)		2,279,419

Loan Agreements – 4.39%
Applied Systems 2nd Lien 9.386% (LIBOR03M + 7.00%)
9/19/25 ●	270,000	276,345

18     NQ-023 [10/18] 12/18 (686822)

(Unaudited)

	Principal amount°	Value (US $)
Loan Agreements (continued)
Ball Metalpack Finco Tranche B 1st Lien 6.802%
(LIBOR01M + 4.50%) 7/31/25 ●	104,738	$105,916
Blue Ribbon 1st Lien 6.265% (LIBOR03M + 3.00%)
11/13/21 ●	102,151	95,895
Dakota Holding Tranche B 1st Lien 5.552% (LIBOR01M +
3.25%) 2/13/25 ●	174,125	174,218
DTZ US Borrower Tranche B 1st Lien 5.552% (LIBOR01M
+ 3.25%) 8/21/25 ●	100,000	100,116
Dynatrace 1st Lien 5.552% (LIBOR01M + 3.25%)
8/23/25 ●	140,000	140,766
GIP III Stetson I Tranche B 1st Lien 6.695% (LIBOR03M +
4.25%) 7/18/25 ●	89,000	89,389
Hyperion Insurance Group Tranche B 1st Lien 5.813%
(LIBOR01M + 3.50%) 12/20/24 ●	174,123	175,247
Kronos 2nd Lien 10.593% (LIBOR03M + 8.25%) 11/1/24 ●	150,000	152,313
Lucid Energy Group II Borrower 1st Lien 5.28%
(LIBOR01M + 3.00%) 2/18/25 ●	104,737	102,948
Penn National Gaming Tranche B 1st Lien 4.581%
(LIBOR02M + 2.25%) 10/15/25 ●	100,000	100,414
Pisces Midco Tranche B 1st Lien 6.175% (LIBOR03M +
3.75%) 4/12/25 ●	174,563	174,162
Sigma US Tranche B2 1st Lien 5.398% (LIBOR03M +
3.00%) 7/2/25 ●	175,000	174,699
Stars Group Holdings Tranche B 1st Lien 5.886%
(LIBOR03M + 3.50%) 7/10/25 ●	169,575	170,317
Summit Midstream Partners Holdings Tranche B 1st Lien
8.302% (LIBOR01M + 6.00%) 5/21/22 ●	198,333	199,573
Vantage Specialty Chemicals Tranche B 1st Lien 5.806%
(LIBOR01M + 3.50%) 10/28/24 ●	99,749	100,154
VeriFone Systems 1st Lien 6.322% (LIBOR03M + 4.00%)
8/20/25 ●	78,000	78,156
Verscend Holding Tranche B 1st Lien 6.802% (LIBOR01M
+ 4.50%) 8/27/25 ●	140,000	141,138
Weight Watchers International Tranche B 1st Lien 7.15%
(LIBOR03M + 4.75%) 11/29/24 ●	170,570	171,918
Total Loan Agreements (cost $2,734,407)		2,723,684

Regional Bond – 0.20%Δ
Argentina – 0.20%
Provincia de Cordoba 144A 7.45% 9/1/24 #	150,000	126,002
Total Regional Bond (cost $156,938)		126,002

NQ-023 [10/18] 12/18 (686822)     19

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

		Principal amount°	Value (US $)
Sovereign Bonds – 2.15%Δ
Argentina – 0.26%
Argentine Republic Government International Bond
5.625% 1/26/22		175,000	$158,156
			158,156
Bermuda – 0.30%
Bermuda Government International Bond 144A
3.717% 1/25/27 #		200,000	188,754
			188,754
Egypt – 0.31%
Egypt Government International Bond 144A
5.577% 2/21/23 #		200,000	191,501
			191,501
Ivory Coast – 0.28%
Ivory Coast Government International Bond 144A
6.125% 6/15/33 #		200,000	173,918
			173,918
Senegal – 0.27%
Senegal Government International Bond 144A
6.75% 3/13/48 #		200,000	165,550
			165,550
South Africa – 0.10%
Republic of South Africa Government Bond
8.75% 1/31/44	ZAR	1,063,000	62,251
			62,251
Sri Lanka – 0.36%
Sri Lanka Government International Bond 144A
5.75% 4/18/23 #		250,000	225,332
			225,332
Ukraine – 0.27%
Ukraine Government International Bond 144A
7.375% 9/25/32 #		200,000	167,226
			167,226
Total Sovereign Bonds (cost $1,497,765)			1,332,688

Supranational Banks – 0.57%
Banque Ouest Africaine de Developpement 144A
5.00% 7/27/27 #		200,000	190,800
Inter-American Development Bank 7.875% 3/14/23	IDR	2,500,000,000	160,719
Total Supranational Banks (cost $398,779)			351,519

20     NQ-023 [10/18] 12/18 (686822)

(Unaudited)

	Principal amount°	Value (US $)
US Treasury Obligation – 0.05%
US Treasury Note
2.875% 10/31/23	30,000	$29,854
Total US Treasury Obligation (cost $29,843)		29,854

	Number of shares
Convertible Preferred Stock – 0.03%
Wells Fargo & Co. 7.50% exercise price $156.71 ψ	14	17,808
Total Convertible Preferred Stock (cost $17,972)		17,808

Preferred Stock – 1.37%
Bank of America 6.50% µψ	400,000	424,680
Morgan Stanley 5.55% µψ	20,000	20,225
US Bancorp 3.50% (LIBOR03M + 1.02%) ψ●	350	315,719
USB Realty 144A 3.583% (LIBOR03M + 1.147%) #ψ●	100,000	90,000
Total Preferred Stock (cost $780,210)		850,624

	Number of
	contracts
Options Purchased – 0.00%
Currency Put Options – 0.00%
USD vs INR strike price INR 67, expiration date 1/24/20,
notional amount INR 582,121 (HSBC)		271
Total Options Purchased (cost $19,197)		271

Total Value of Securities – 100.16%
(cost $64,274,126)		62,106,191
Liabilities Net of Receivables and Other Assets – (0.16%) ★		(101,100)
Net Assets Applicable to 7,945,076 Shares Outstanding – 100.00%		$62,005,091

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2018, the aggregate value of Rule 144A securities was $22,702,149, which represents 36.61% of the Fund’s net assets.
◆	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Of this amount, $324,857 represents cash pledged as collateral for open swap contracts and $15,000 cash pledged as collateral for open futures contracts.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in “Notes.”
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

NQ-023 [10/18] 12/18 (686822)     21

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

Δ	Securities have been classified by country of origin.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Oct. 31, 2018. Rate will reset at a future date.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
ψ	No contractual maturity date.
●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Oct. 31, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

The following foreign currency exchange contracts, futures contracts, and swap contracts were outstanding at Oct. 31, 2018:

Foreign Currency Exchange Contracts

	Contracts to				Settlement	Unrealized	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation	Depreciation
BAML	AUD	113,236	USD	(80,241)	1/11/19	$17	$—
BAML	CAD	139,050	USD	(106,317)	1/11/19	—	(527)
BAML	EUR	60,759	USD	(69,622)	1/11/19	—	(323)
BAML	NZD	151,236	USD	(98,858)	1/11/19	—	(85)
BNP	AUD	94,460	USD	(66,986)	1/11/19	—	(36)
CITI	COP	491,360,000	USD	(153,949)	1/11/19	—	(1,769)
TD	IDR	1,972,100,000	USD	(128,016)	1/11/19	—	(56)
UBS	CLP	33,777,070	USD	(49,179)	1/11/19	—	(598)
Total Foreign Currency Exchange Contracts						$17	$(3,394)

22     NQ-023 [10/18] 12/18 (686822)

(Unaudited)

Futures Contracts

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
	US Treasury
12	Long Bond	$1,657,500	$1,671,034	12/20/18	$—	$(13,534)	$(9,375)
	US Treasury 5
(18)	yr Notes	(2,022,891)	(2,039,012)	1/2/19	16,121	—	3,937
	US Treasury 10
(18)	yr Notes	(2,131,875)	(2,164,027)	12/20/18	32,152	—	6,188
Total Futures Contracts			$(2,532,005)		$48,273	$(13,534)	$750

Swap Contracts

CDS Contracts1

Reference
Obligation/							Variation
Termination				Upfront			Margin
Date/		Annual		Payments			Due from
Payment	Notional	Protection		Paid	Unrealized	Unrealized	(Due to)
Frequency	Amount[2]	Payments	Value	(Received)	Appreciation[3]	Depreciation[3]	Brokers
Centrally
Cleared/
Protection
Purchased:
CDX.NA.HY.30[4]
6/20/23-
Quarterly	3,460,000	5.00%	$(210,087)	$(215,760)	$5,673	$—	$—
Over-The-
Counter/
Protection
Sold/
Moody’s
Ratings:
MSC-CMBX.NA.BBB.6[5]
5/11/63-
Monthly	460,000	3.00%	(64,022)	(51,138)	—	(12,884)	—
Total CDS
Contracts			$(274,109)	$(266,898)	$5,673	$(12,884)	$—

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

NQ-023 [10/18] 12/18 (686822)     23

Schedule of investments
Delaware Strategic Income Fund (Unaudited)

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

2Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

3Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(24,589).

4Markit’s CDX.NA.HY Index is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market.

5Markit’s CMBX.NA Index is a synthetic tradable index referencing a basket of 25 commercial mortgage-backed securities in North America. Credit-quality ratings are measured on a scale that ranges from AAA (highest) to BB (lowest). US Agency and US Agency mortgage-backed securities appear under US Government.

Summary of abbreviations:
AUD – Australian Dollar
BADLARPP – Argentina Term Deposit Rate
BAML – Bank of America Merrill Lynch
BB – Barclays Bank
BNP – BNP Paribas
CAD – Canadian Dollar
CDO – Collateralized Debt Obligation
CDS – Credit Default Swap
CDX.NA.HY – Credit Default Swap Index North American High-Yield
CITI – Citigroup Global Markets Inc.
CLO – Collateralized Loan Obligation
CLP – Chilean Peso
CMBX.NA – Commercial Mortgage-Backed Securities Index North America
COP – Colombian Peso
EUR – European Monetary Unit
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
GSMPS – Goldman Sachs Reperforming Mortgage Securities
HSBC – Hong Kong Shanghai Bank
ICE – Intercontinental Exchange
IDR – Indonesian Rupiah

24     NQ-023 [10/18] 12/18 (686822)

(Unaudited)

Summary of abbreviations (continued)
INR – Indian Rupee
JPM – JPMorgan
LB – Lehman Brothers
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
MSC – Morgan Stanley Capital
NZD – New Zealand Dollar
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TD – Toronto Dominion Bank
USD – US Dollar
yr – Year
ZAR – South African Rand

See accompanying notes.

NQ-023 [10/18] 12/18 (686822)     25

Notes
Delaware Strategic Income Fund	October 31, 2018 (Unaudited)

1. Significant Accounting Policies

The Fund is an open-end investment company and follows accounting and reporting guidance under Financial Accounting Standards (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Government Fund (Trust) – Delaware Strategic Income Fund. This report covers the period of time since the Fund’s last fiscal year end, July 31, 2018.

Security Valuation — Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap contracts and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

26     NQ-023 [10/18] 12/18 (686822)

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

NQ-023 [10/18] 12/18 (686822)     27

(Unaudited)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2018:

Securities	Level 1	Level 2	Level 3	Total
Assets:
Agency, Asset-
& Mortgage-Backed Securities[1]	$—	$15,228,190	$144,985	$15,373,175
Corporate Debt	—	39,085,228	—	39,085,228
Municipal Bonds	—	2,215,338	—	2,215,338
Foreign Bonds	—	1,810,209	—	1,810,209
Loan Agreements	—	2,723,684	—	2,723,684
US Treasury Obligation	—	29,854	—	29,854
Convertible Preferred Stock	—	17,808	—	17,808
Preferred Stock	—	850,624	—	850,624
Options Purchased	—	271	—	271
Total Value of Securities	$—	$61,961,206	$144,985	$62,106,191
Derivatives[2]
Assets:
Foreign Currency Exchange Contracts	$—	$17	$—	$17
Futures Contracts	48,273	—	—	48,273
Swap Contracts	—	5,673	—	5,673
Liabilities:
Foreign Currency Exchange Contracts	—	(3,394)	—	(3,394)
Futures Contracts	(13,534)	—	—	(13,534)
Swap Contracts	—	(12,884)	—	(12,884)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total value of these security types:

	Level 2	Level 3	Total
Agency, Asset-
& Mortgage-Backed Securities	99.06%	0.94%	100.00%

2Foreign currency exchange contracts, futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the period ended Oct. 31, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers based on fair value between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets.

28     NQ-023 [10/18] 12/18 (686822)

(Unaudited)

Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 Investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide disclosure on Level 3 inputs since Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. At this time, management is evaluating the implications of these changes on the financial statements.

In August 2018, the FASB issued an Accounting Standards Update, ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

4. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-023 [10/18] 12/18 (686822)     29

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: